UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-03883

DWS Communications Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408
Date of fiscal year end:  12/31

Date of reporting period: 9/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Communications Fund

	Shares	Value ($)
Common Stocks 93.2%
Communications Equipment 4.8%
Cisco Systems, Inc.*	50,000	1,095,000
QUALCOMM, Inc.	70,000	3,158,400
Research In Motion Ltd.*	10,000	486,900
Spirent Communications PLC	770,000	1,718,462
Telefonaktiebolaget LM Ericsson "B"	100,000	1,098,537

		7,557,299
Computers & Peripherals 3.9%
Apple, Inc.*	10,000	2,837,500
Gemalto NV	52,537	2,158,210
Hewlett-Packard Co.	30,000	1,262,100

		6,257,810
Media 7.0%
Comcast Corp. "A"	10,000	180,800
ITV PLC*	2,600,000	2,435,606
Liberty Global, Inc. "A"* (a)	28,500	878,085
Time Warner Cable, Inc.	120,000	6,478,800
Vivendi	40,000	1,096,577

		11,069,868
National Carriers 50.8%
AT&T, Inc. (a)	500,000	14,300,000
BCE, Inc.	40,000	1,300,000
Belgacom	100,000	3,903,695
BT Group PLC	1,393,382	3,066,433
Comstar United Telesystems OJSC (GDR) (a)	712,036	4,592,632
Deutsche Telekom AG (Registered)	580,000	7,919,926
Elisa Oyj*	80,000	1,834,912
Freenet AG	170,000	1,998,977
Hellenic Telecommunications Organization SA	50,000	359,038
Koninklijke (Royal) KPN NV	450,000	6,966,046
Maxcom Telecomunicaciones SA de CV (Units)*	2,150,000	1,187,463
Qwest Communications International, Inc. (a)	900,000	5,643,000
Swisscom AG (Registered)	10,000	4,037,025
Tele2 AB "B"	300,000	6,301,356
Telecom Corp. of New Zealand Ltd.	1,000,000	1,492,394
Telecom Italia SpA (RSP)	300,000	338,722
Telekom Austria AG	360,000	5,411,708
Telenor ASA	320,000	5,016,767
Verizon Communications, Inc.	150,000	4,888,500

		80,558,594
Semiconductors 3.4%
ARM Holdings PLC	600,000	3,740,101
Skyworks Solutions, Inc.*	80,000	1,654,400

		5,394,501
Software & Applications 0.8%
CommVault Systems, Inc.*	50,000	1,301,500
Wireless Services 22.5%
American Tower Corp. "A"*	100,000	5,126,000
Crown Castle International Corp.*	30,000	1,324,500
MetroPCS Communications, Inc.* (a)	100,000	1,046,000
NII Holdings, Inc.*	110,000	4,521,000
Orascom Telecom Holding SAE (GDR) REG S*	600,000	2,605,660
Sprint Nextel Corp.*	450,000	2,083,500
Turkcell Iletisim Hizmetleri AS (ADR)	170,000	2,849,200
Vodafone Group PLC	6,500,000	16,090,527

		35,646,387

Total Common Stocks (Cost $125,548,464)		147,785,959
Securities Lending Collateral 11.3%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $17,966,577)	17,966,577	17,966,577
Cash Equivalents 2.8%
Central Cash Management Fund, 0.21% (b) (Cost $4,516,175)	4,516,175	4,516,175

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $148,031,216) †	107.3	170,268,711
Other Assets and Liabilities, Net	(7.3)	(11,624,508)

Net Assets	100.0	158,644,203

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $153,800,619.  At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $16,468,092.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $29,051,544 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,583,452.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $17,199,138 which is 10.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

RSP: Risparmio (Convertible Savings Shares)
At September 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	12/17/2010	70	3,978,450	72,975

Currency Abbreviation

USD	United States Dollar

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$72,975

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communications Equipment	$4,740,300	$2,816,999	$—	$7,557,299
Computers & Peripherals	4,099,600	2,158,210	—	6,257,810
Media	7,537,685	3,532,183	—	11,069,868
National Carriers	27,318,963	53,239,631	—	80,558,594
Semiconductors	1,654,400	3,740,101	—	5,394,501
Software & Applications	1,301,500	—	—	1,301,500
Wireless Services	16,950,200	18,696,187	—	35,646,387
Other Receivable**	—	—	2,883,892	2,883,892
Short-Term Investments(d)	22,482,752	—	—	22,482,752
Derivatives(e)	72,975	—	—	72,975
Total	$86,158,375	$84,183,311	$2,883,892	$173,225,578

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Other Receivable**
Balance as of December 31, 2009	$2,435,216
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	448,676
Amortization premium/discount	—
Net purchase (sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of September 30, 2010	$2,883,892
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2010	$448,676

Transfers between price levels are recognized at the beginning of the reporting period.

**  Other receivable represents the fair value of the pending sale of participatory notes for which Lehman Brothers is the counterparty.  The fund is in the process of claiming Lehman Brothers.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Communications Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 23, 2010